EATON VANCE LIQUID ASSETS TRUST
                               24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260



                                                              September 15, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
     Eaton Vance Liquid Assets Trust
     1933 Act File No. 33-14532
     1940 Act File no. 811-5176

     In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Liquid Assets Trust (the "Trust") hereby files its Rule 24f-2 Notice.

     (i) This Rule 24f-2 Notice is being filed for the period from January 1, 1995 to August 31, 1995 ("Fiscal Period"). It is the intent of the Trust to cease operations effective August 31, 1995, therefore this Notice serves to terminate the Trust's election under Rule 24f-2.

     (ii) No shares of the Trust which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Period.

     (iii) No shares of the Trust were registered during the Fiscal Period pursuant to Rule 24e-2.

     (iv) 169,205,670 shares of the Trust were sold during the Fiscal Period.

     (v) 169,205,670 shares of the Trust were sold during the Fiscal Period in reliance upon the Declaration of th:e Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

     In accordance with subsection (c) of Rule 24f-2, no fee is required since the Trust had redemptions which exceeded sales during the Fiscal Period.

Rule 24f-2 Notice of                              Page 2
Eaton Vance Liquid Assets Trust
1933 Act File No. 33-14532
1940 Act File no. 811-5176


Aggregate Sale Price for Shares                        $ 169,205,670
Sold During Fiscal Period Pursuant to
Rule 24f-2.

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period                                     $  236,458,843


                           and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by the Trust Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940                    $           0
                                                       --------------

                  Equals                               $ (67,253,173)*
                                                       ===============


     Any questions regarding the matter should be addressed to Nicole Pecci, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


                                                 Sincerely,

                                                 Eaton Vance Liquid Assets Trust

                                                 /s/Douglas C. Miller
                                                 Douglas C. Miller
                                                 Assistant Treasurer



* The redemption credits to which the registrant is entitled, are being assumed by Eaton Vance Mutual Funds Trust (File Nos: 2-90946 and 811-4015) and will be reflected in the next 24f-2 Notice of such Trust.




Enclosures  (Opinion of Counsel)

                               OPINION OF COUNSEL


                                                              September 15, 1995


Securities and Exchange Commissio
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      Rule 24f-2 Notice of
         Eaton Vance Liquid Assets Trust
         1933 Act File No. 33-14532
         1940 Act File no. 811-5176



Gentlemen:

     In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, 169,205,670 shares of the Trust sold in reliance upon said Rule 24f-2 during the period from January 1, 1995 to August 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                                      Sincerely,

                                                      Eaton Vance Management


                                                      /s/H. Day Brigham, Jr.
                                                      H. Day Brigham, Jr.

                                                      Vice President and
                                                      Chairman of the
                                                      Management Committee
                                                      Member of Massachusetts
                                                      and New York Bars